Investment Objectives and Goals - Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly	Dec. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Dual Directional 5 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with (1) capital appreciation by (i) participating in the positive price returns of the Underlying ETF, up to the upside cap of [__]% (prior to taking into account management fees and other fees) over the course of the Outcome Period and (ii) if the Underlying ETF experiences negative returns over the course of the Outcome Period within the Inverse Performance Threshold, provide positive returns that match the absolute value of the Underlying ETF losses for the Outcome Period; and (2) buffered returns against Underlying ETF losses that are 5% less than the Underlying ETF’s losses over the course of the Outcome Period (prior to taking into account management fees and other fees), if Underlying ETF losses exceed the Inverse Performance Threshold.